Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Contributed Surplus [Member]	Reserve of share-based payments [member]	Reserve For Warrants [member]	Accumulated deficit [member]	Shareholders' equity [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2024	$ 165,945		$ 9,151	$ 1,700	$ (121,893)	$ 54,903	$ 11,136	$ 66,039
Beginning balance, shares at Aug. 31, 2024	280,190,736
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 15)	$ 1,141		(1,141)
Shares issued for share-based payments, shares	2,692,686
Share-based compensation expense (Note 15)			2,027			2,027		2,027
Witholding tax impact on share-based payments			(402)			(402)		(402)
Net (loss) income for the period					(1,758)	(1,758)	3,059	1,301
Ending balance, value at May. 31, 2025	$ 167,086		9,635	1,700	(123,651)	54,770	14,195	68,965
Ending balance, shares at May. 31, 2025	282,883,422
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 15)	$ 915		(915)
Shares issued for share-based payments, shares	1,978,473
Share-based compensation expense (Note 15)			434			434		434
Witholding tax impact on share-based payments			(376)			(376)		(376)
Net (loss) income for the period					2,445	2,445	2,820	5,265
Ending balance, value at Aug. 31, 2025	$ 168,001		8,778	1,700	(121,206)	57,273	17,015	74,288
Ending balance, shares at Aug. 31, 2025	284,861,895
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 15)	$ 2,037		(2,037)
Shares issued for share-based payments, shares	4,360,778
Share-based compensation expense (Note 15)			1,802			1,802		1,802
Shares issued for cash (Notes 14 and 15)	$ 16					16		16
Shares issued for cash, shares	19,408
Stock options exercised (Notes 14 and 15)	$ 1,914		(904)			1,010		1,010
Stock options exercised, shares	3,579,619
Warrants exercised (Notes 14 and 15)	$ 53,204			(638)		52,566		52,566
Warrants exercised, shares	34,652,309
Transfer from warrants reserves (Note 16)		1,062		(1,062)
Transfer from stock option reserves (Note 15)		21	(21)
Fees paid to brokers (Notes 14 and 15)	(1,389)					(1,389)		(1,389)
Witholding tax impact on share-based payments			(1,248)			(1,248)		(1,248)
Net (loss) income for the period					(21,705)	(21,705)	15,803	(5,902)
Ending balance, value at May. 31, 2026	$ 223,783	$ 1,083	$ 6,370		$ (142,911)	$ 88,325	$ 32,818	$ 121,143
Ending balance, shares at May. 31, 2026	327,474,009